Operating Assets and Liabilities - Prepaid expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Operating Assets and Liabilities
Insurance	$ 184	$ 329
Other	40	8
Total	$ 224	$ 337